Land Use Right (Tables) (Land Use Right)	12 Months Ended
Dec. 31, 2012
Land Use Right
Land Use Right
Summary of land use right

The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Cost	27,779	27,779
Incentive payment from Hangzhou local government	(15,000)	(15,000)
Accumulated amortization	(991)	(1,250)
Land use right, net	11,788	11,529